Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Schedule of Trade and Other Receivables
	As at	As at
	31/03/16	31/3/15
Trade and other receivables comprise:	$	$

Trade receivables - interest accrued on term deposit	-	1,796
Trade receivables - debtors	67,450	-
Loans to related parties (note 13)	108,872	22,972
Total trade and other receivables	176,322	24,767